Intangible Assets, Net - Narrative (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized computer software	$ 16,800,000	$ 0.0	$ 35,100,000
Capitalized computer software, amortization	21,200,000	14,500,000	$ 22,500,000
Impairment of intangible assets				$ 0	$ 0	$ 0
Capitalized computer software, net	$ 28,000,000.0	$ 32,300,000		$ 28,000,000.0	$ 32,300,000